ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Summary of purchase price allocation

(in thousands)	October 22, 2020
Total consideration	$79,743
Allocation of purchase price:
Cash	5,007
Trade receivables	10,639
Inventories	11,854
Prepaid expenses and other current assets	3,949
Property and equipment	1,402
Intangible assets	46,700
Total assets acquired	79,551
Accounts payable	3,536
Accrued expenses and other current liabilities	8,853
Other long-term liabilities	524
Total liabilities assumed	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638
Goodwill	$13,105

Schedule of purchase price to specific intangible asset categories

	Fair Value	Amortization Period
Definite-lived intangible assets:	(in thousands)	(in years)
Trade names	$9,500	9
Dealer relationships	37,200	8
	$46,700

Schedule of pro forma financial information

Three Fiscal Quarters
Ended
(in thousands)	September 26,2020
Net sales	$345,200
Net loss	$21,952

	Year Ended
	December 31,
(in thousands)	2019	2020
Net sales	$382,029	$462,802
Net income	$6,066	$26,344

Narellan Group Pty Limited
Business Acquisition [Line Items]
Summary of purchase price allocation

The following summarizes the purchase price allocation for the Company’s acquisition of Narellan:

(in thousands)	May 31, 2019
Total consideration	$35,233
Allocation of purchase price:
Cash	24
Trade receivables	1,420
Inventories	4,501
Prepaid expenses and other current assets	472
Property and equipment	4,861
Intangible assets	18,332
Deferred tax asset	126
Total assets acquired	29,736
Accounts payable	3,379
Accrued expenses and other current liabilities	442
Deferred tax liabilities	470
Total liabilities assumed	4,291
Total fair value of net assets acquired, excluding goodwill:	25,445
Goodwill	$9,788

Schedule of purchase price to specific intangible asset categories

The Company allocated a portion of the purchase price to specific intangible asset categories as follows:

	Fair Value	Amortization
Definite-lived intangible assets:	(in thousands)	Period (in years)
Trade names and trademarks	$9,535	25
Pool designs	5,728	14
Patented technology	1,410	5
Franchise relationships	1,187	4
Dealer relationships	472	5

Schedule of components total consideration

Total consideration was comprised of the following:

(in thousands)	Amount
Cash consideration	$20,238
Fair value of equity consideration	7,567
Fair value of contingent consideration	7,428
Total consideration	$35,233

Schedule of net sales and net loss from acquiree included in the Company's results from the Acquisition Date

The following are the net sales and net loss from Narellan included in the Company’s results from the Acquisition Date through December 31, 2019:

(in thousands)	Amount
Net sales	$15,893
Net loss	$(1,047)

GL International, LLC
Business Acquisition [Line Items]
Summary of purchase price allocation

The following summarizes the purchase price allocation for the Company’s acquisition of GLI:

(in thousands)	October 22, 2020
Total consideration	$79,743
Allocation of purchase price:
Cash	5,007
Trade receivables	10,639
Inventories	11,854
Prepaid expenses and other current assets	3,949
Property and equipment	1,402
Intangible assets	46,700
Total assets acquired	79,551
Accounts payable	3,536
Accrued expenses and other current liabilities	8,853
Other long-term liabilities	524
Total liabilities assumed	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638
Goodwill	$13,105

Schedule of purchase price to specific intangible asset categories

The Company allocated a portion of the purchase price to specific intangible asset categories as follows:

	Fair Value	Amortization
Definite-lived intangible assets:	(in thousands)	Period (in years)
Trade names	$9,500	9
Dealer relationships	37,200	8
	$46,700

Schedule of net sales and net loss from acquiree included in the Company's results from the Acquisition Date

The following are the net sales and net loss from GLI included in the Company’s results from the GLI Acquisition Date through December 31, 2020:

Year Ended
(in thousands)	December 31, 2020
Net sales	$7,689
Net loss	$(1,123)